Average Annual Total Returns{- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-14 - Fidelity Advisor Multi-Asset Income Fund	Fidelity Advisor Multi-Asset Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Multi-Asset Income Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund-Class I Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund-Class I Return Before Taxes Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1878 Past 1 year	F1878 Past 5 years	F1878 Since Inception
Total	12.70%	10.53%	10.05%	[1]	Sep. 09, 2015	11.58%	9.43%	8.55%	[1]	Sep. 09, 2015	7.75%	7.87%	7.28%	[1]	Sep. 09, 2015	12.87%	10.56%	10.07%	[1]	Sep. 09, 2015	15.50%	10.60%	9.93%	[1]	Sep. 09, 2015	17.70%	11.72%	11.04%	[1]	Sep. 09, 2015	17.87%		15.99%	[1]	Oct. 02, 2018	(1.54%)	3.57%	3.22%	[1]	12.80%	11.12%	10.45%	[1]

[1]	(a)From September 9, 2015 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.